Contingencies, Commitments and Guarantees - Summary of Future Aggregate Minimum Lease Payments under Non-Cancellable Operating Leases (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of finance lease and operating lease by lessee [Line Items]
Future aggregate minimum lease payments under non-cancellable operating leases	$ 329
Not later than one year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future aggregate minimum lease payments under non-cancellable operating leases	91
Later than one year and not later than two years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future aggregate minimum lease payments under non-cancellable operating leases	44
Later than two years and not later than three years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future aggregate minimum lease payments under non-cancellable operating leases	35
Later than three years and not later than four years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future aggregate minimum lease payments under non-cancellable operating leases	32
Later than four years and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future aggregate minimum lease payments under non-cancellable operating leases	29
Later than five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future aggregate minimum lease payments under non-cancellable operating leases	$ 98